CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Deficit) - USD ($)	Preferred Stock [Member] T U R N O N G R E E N I N C [Member]	Investment by Parent [Member] T U R N O N G R E E N I N C [Member]	Retained Earnings [Member] T U R N O N G R E E N I N C [Member]	T U R N O N G R E E N I N C [Member] Common Class A [Member]	Total
Beginning balance, value at Dec. 31, 2019		$ 28,713,000	$ (28,998,000)		$ (285,000)
Beginning balance (in shares) at Dec. 31, 2019				1,000
Net transfer from parent		1,127,000			1,127,000
Net loss			(568,000)		(568,000)
Ending balance, value at Dec. 31, 2020		29,840,000	(29,566,000)		274,000
Ending balance (in shares) at Dec. 31, 2020				1,000
Net transfer from parent		4,543,000			4,543,000
Net loss			(1,827,000)		(1,827,000)
Ending balance, value at Dec. 31, 2021		$ 34,383,000	$ (31,393,000)		$ 2,990,000
Ending balance (in shares) at Dec. 31, 2021				1,000